Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2021
Principal activities and organization
Schedule of percentage of legal ownership in major subsidiaries, VIEs and VIEs' subsidiaries

	Equity interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
JD Logistics Holding Limited	63%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
JD Property Group Corporation (“JD Property”)	84%	Cayman Islands, January 2012
JD Logistics, Inc.	63%	Cayman Islands, January 2012
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
JD.com E-Commerce (Investment) Hong Kong Co., Ltd.	100%	Hong Kong, China, July 2013
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
JD.com Overseas Innovation Limited	100%	Hong Kong, China, October 2014
JD.com Investment Limited	100%	British Virgin Islands, January 2015
JD Asia Development Limited	84%	British Virgin Islands, February 2015
Suqian Hanbang Investment Management Co., Ltd.	100%	Jiangsu, China, January 2016
Xi’an Jingxundi Supply Chain Technology Co., Ltd. (“Xi’an Jingxundi”)	63%	Shaanxi, China, May 2017
Xi’an Jingdong Xuncheng Logistics Co., Ltd.	63%	Shaanxi, China, June 2017
JD Assets Holding Limited	100%	Cayman Islands, March 2018
JD Property Holding Limited	100%	Cayman Islands, March 2018
Beijing Wodong Tianjun Information Technology Co., Ltd. (“Beijing Wodong Tianjun”)	100%	Beijing, China, May 2018
Beijing Jingdong Zhenshi Information Technology Co., Ltd.	63%	Beijing, China, August 2018
JD Health International Inc.	67%	Cayman Islands, November 2018
Jiangsu Huiji Space Technology Co., Ltd. (“Jiangsu Huiji”)	100%	Jiangsu, China, March 2019
JD Jiankang Limited	100%	British Virgin Islands, April 2019
JD Industrial Technology Limited	100%	British Virgin Islands, October 2019
JD Industrial Technology Inc. (“JD Industry”)	81%	Cayman Islands, November 2019
Jingdong Logistics Supply Chain Co., Ltd.	63%	Jiangsu, China, June 2020
Jingdong Five Star Appliance Group Co., Ltd.	100%	Jiangsu, China, December 1998
Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)		Beijing, China, April 2007
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)		Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd. (“Jingdong Bangneng”)		Jiangsu, China, August 2015
Xi’an Jingdong Xincheng Information Technology Co., Ltd. (“Xi’an Jingdong Xincheng”)		Shaanxi, China, June 2017
Suqian Juhe Digital Enterprise Management Co., Ltd. (“Suqian Juhe”)		Jiangsu, China, June 2020
Consolidated VIEs’ Subsidiaries
Beijing Jingbangda Trade Co., Ltd. (“Beijing Jingbangda”)		Beijing, China, August 2012
Suqian Jingdong Mingfeng Enterprise Management Co., Ltd.		Jiangsu, China, July 2017
Suqian Jingdong Jinyi Enterprise Management Co., Ltd.		Jiangsu, China, August 2017
Suqian Jingdong Sanhong Enterprise Management Center (L.P.)		Jiangsu, China, August 2017
Beijing Jingxundi Technology Co., Ltd.		Beijing, China, December 2017
Beijing Jingdong Qianshi Technology Co., Ltd.		Beijing, China, September 2018

Schedule of consolidated financial information

	As of December 31,
	2020	2021
	(RMB in millions)
Total assets	65,594	80,138
Total liabilities	59,298	77,858

	For the year ended December 31,
	2019	2020	2021
	(RMB in millions)

Total net revenues	59,306	86,054	117,419
Net loss	(2,268)	(422)	(3,069)

	For the year ended December 31,
	2019	2020	2021
	(RMB in millions)

Net cash provided by operating activities	954	9,912	1,593
Net cash used in investing activities	(6,450)	(11,053)	(10,089)
Net cash provided by financing activities	5,543	2,659	11,611

Net increase in cash, cash equivalents, and restricted cash	47	1,518	3,115
Cash, cash equivalents, and restricted cash at beginning of year	880	927	2,445

Cash, cash equivalents, and restricted cash at end of year	927	2,445	5,560